Equity Method Investment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2012 Online Game Revolution Fund Number One KRW	Dec. 31, 2011 Online Game Revolution Fund Number One KRW	Dec. 31, 2009 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2009 Online Game Revolution Fund Number One KRW	Dec. 31, 2008 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2008 Online Game Revolution Fund Number One KRW	Dec. 31, 2006 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2006 Online Game Revolution Fund Number One KRW	Dec. 31, 2005 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2005 Online Game Revolution Fund Number One KRW	Dec. 31, 2011 Gravity EU SAS KRW	Dec. 31, 2011 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC RUB
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 609	647,000	1,444,000	647,000	838,000	¥ 18,000	229,000	¥ 642,000	6,054,000	¥ 150,000	1,245,000	¥ 100,000	869,000	254,000	352,000	502,000	13,000